General (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 ₪ / shares	Mar. 19, 2024 USD ($)	Dec. 31, 2023 ₪ / shares
General [Abstract]
Net loss	$ (1,965)	$ (782)
Accumulative deficit	(33,636)		$ (31,671)
Ordinary shares, par value (in New Shekels per share) | ₪ / shares				₪ 0.05		₪ 0.05
Net amounts raised	12,286		6,382
Exercise of share option value through paycheck protection	782	$ 28	$ 49
Issuance of convertible debt	782
Debt securities					$ 250,000
Working capital	$ 17,218